Supplement dated August 22, 2011 to the prospectus listed below, as supplemented

Fund	Prospectus Material Number	Effective Date
Columbia Global Extended Alpha Fund	S-6527-99 AJ	12/30/2010

The section “Buying and Selling Shares” in the Summary of the Fund is hereby revised and replaced as follows:

BUYING AND SELLING SHARES

		Individual retirement
	Nonqualified accounts (all classes	accounts (all classes	Class I
Minimum Initial Investment	except I and R)	except I and R)	Class R
For investors other than systematic investment plans	$10,000	$10,000	None
Systematic investment plans	$10,000	$10,000	None

S-6527-4 A (8/11)